Stockholders' Equity Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended
	Jan. 28, 2020	Feb. 01, 2017	Jul. 31, 2018	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 13, 2017
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 1.52	$ 1.36	$ 1.20
Stock Issued During Period, Shares, New Issues		9,750,000		65,000,000
Preferred Stock, Value, Issued					$ 35	$ 35
Shares Issued, Price Per Share								$ 29.00
Proceeds from Issuance of Common Stock		$ 2,100			$ 10	$ 15	$ 2,131
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			35,000
Preferred Stock, Value, Issued			$ 35
Preferred Stock, Dividend Rate, Percentage			7.25%
Preferred Stock, Shares Authorized			30,000,000
Preferred Stock, Par or Stated Value Per Share			$ 1
Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.40